Document and Entity Information	6 Months Ended
Jun. 30, 2026
Document and Entity Information
Document Type	F-1
Entity Registrant Name	GENERAL FUSION GROUP LTD.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002074850
Amendment Flag	false